Other income and other net gains/(losses) - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Revenue from funding support of employee support scheme	$ 71,657	$ 234,470
Revenue from funding support of jobs Support scheme			$ 7,932
Revenue from funding support of job creation scheme	$ 36,591	$ 300,208